ING CORPORATE ADVANTAGE

A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY issued by SECURITY LIFE OF DENVER INSURANCE COMPANY and its SECURITY LIFE SEPARATE ACCOUNT L1

Supplement Dated March 26, 2008, to the Prospectus Dated April 30, 2007

This supplement updates and amends certain information contained in your prospectus dated
April 30, 2007. Please read it carefully and keep it with your prospectus for future reference.
__________________________________________________________________________

IMPORTANT INFORMATION REGARDING UPCOMING FUND MERGERS

ING Lord Abbett U.S. Government Securities Portfolio. Effective April 28, 2008, the ING Lord Abbett U.S. Government Securities Portfolio will merge into and become part of the ING VP Intermediate Bond Portfolio. Because of this merger, your investment in the ING Lord Abbett U.S. Government Securities Portfolio will automatically become an investment in the ING VP Intermediate Bond Portfolio with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future premiums received that would have been allocated to the subaccount corresponding to the ING Lord Abbett U.S. Government Securities Portfolio will be automatically allocated to the ING VP Intermediate Bond Portfolio. You may give us alternative allocation instructions by contacting our ING Customer Service Center at McCamish Systems, LLC, P.O. Box 724927, Atlanta, GA 30119, 1-866-790-1988. See the “Transfers” section on page 39 of your policy prospectus for information about making fund allocation changes.

ING Mid Cap Growth Portfolio. On April 28, 2006, the subaccount that invests in the ING Mid Cap Growth Portfolio (formerly known as the ING FMRSM Mid Cap Growth Portfolio) was closed to new investors and to new investments by existing investors. Effective April 28, 2008, the ING Mid Cap Growth Portfolio will merge into and become part of the ING VP MidCap Opportunities Portfolio (which is also closed to new investors and to new investments by existing investors). Because of this merger, your investment in the ING Mid Cap Growth Portfolio will automatically become an investment in the ING VP MidCap Opportunities Portfolio with an equal total net asset value. Policy owners who have policy value allocated to the subaccount that invests in the ING VP MidCap Opportunities Portfolio following the merger may leave their policy value in that subaccount but future allocations and transfers into this subaccount will be prohibited. If your most recent premium allocation instructions include the subaccount that corresponds to the ING VP MidCap Opportunities Portfolio, premium received that would have been allocated to the subaccount corresponding to this fund will be automatically allocated among the other available subaccounts according to your most recent allocation instructions. If there are no other such subaccounts, you must provide us with alternative instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting our ING Customer Service Center at McCamish Systems, LLC, P.O. Box 724927, Atlanta, GA 30119, 1-866-790-1988. See the “Transfers” section on page 39 of your policy prospectus for information about making fund allocation changes.

Your failure to provide us with alternative allocation instructions before we return your premium payment(s) may result in your policy entering the 61 day grace period and/or your policy lapsing without value. See the “Lapse” section on page 45 of your policy prospectus for more information about how to keep your policy from lapsing. See also the “Reinstatement” section on page 46 of your policy prospectus for more information about how to put your policy back in force if it has lapsed.

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ING Neuberger Berman Regency Portfolio. Effective April 28, 2008, the ING Neuberger Berman Regency Portfolio will merge into and become part of the ING Pioneer Mid Cap Value Portfolio. Because of this merger, your investment in the ING Neuberger Berman Regency Portfolio will automatically become an investment in the ING Pioneer Mid Cap Value Portfolio with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future premiums received that would have been allocated to the subaccount corresponding to the ING Neuberger Berman Regency Portfolio will be automatically allocated to the ING Pioneer Mid Cap Value Portfolio. You may give us alternative allocation instructions by contacting our ING Customer Service Center at McCamish Systems, LLC, P.O. Box 724927, Atlanta, GA 30119, 1-866-790-1988. See the “Transfers” section on page 39 of your policy prospectus for information about making fund allocation changes.

ING UBS U.S. Allocation Portfolio. Effective April 28, 2008, the ING UBS U.S. Allocation Portfolio will merge into and become part of the ING Van Kampen Equity and Income Portfolio. Because of this merger, your investment in the ING UBS U.S. Allocation Portfolio will automatically become an investment in the ING Van Kampen Equity and Income Portfolio with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future premiums received that would have been allocated to the subaccount corresponding to the ING UBS U.S. Allocation Portfolio will be automatically allocated to the ING Van Kampen Equity and Income Portfolio. You may give us alternative allocation instructions by contacting our ING Customer Service Center at McCamish Systems, LLC, P.O. Box 724927, Atlanta, GA 30119, 1-866-790-1988. See the “Transfers” section on page 39 of your policy prospectus for information about making fund allocation changes.

ING Van Kampen Large Cap Growth Portfolio. Effective April 28, 2008, the ING Van Kampen Large Cap Growth Portfolio (formerly known as the ING FMRSM Large Cap Growth Portfolio) will merge into and become part of the ING Van Kampen Capital Growth Portfolio. Because of this merger, your investment in the ING Van Kampen Large Cap Growth Portfolio will automatically become an investment in the ING Van Kampen Capital Growth Portfolio with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future premiums received that would have been allocated to the subaccount corresponding to the ING Van Kampen Large Cap Growth Portfolio will be automatically allocated to the ING Van Kampen Capital Growth Portfolio. You may give us alternative allocation instructions by contacting our ING Customer Service Center at McCamish Systems, LLC, P.O. Box 724927, Atlanta, GA 30119, 1-866-790-1988. See the “Transfers” section on page 39 of your policy prospectus for information about making fund allocation changes.

You will not incur any fees or charges or any tax liability because of these mergers, and your policy value immediately before the mergers will equal your policy value immediately after the mergers.

There will be no further disclosure regarding the ING Lord Abbett U.S. Government Securities, ING Mid Cap Growth, ING Neuberger Berman Regency, ING UBS U.S. Allocation and ING Van Kampen Large Cap Growth Portfolios in future supplements to or prospectuses of the policy.

Please note the following summary information about the ING Van Kampen Capital Growth Portfolio:

Investment Adviser/
Fund Name	Subadviser	Investment Objective

ING Van Kampen Capital	Investment Adviser:	Seeks long-term capital
Growth Portfolio (Class I)	Directed Services LLC	appreciation.
Subadviser:
Morgan Stanley Investment
Management, Inc. (d/b/a Van
Kampen)

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IMPORTANT INFORMATION REGARDING UPCOMING FUND CLOSURES

Effective April 28, 2008, the following funds will be closed to new investors and to new investments by existing investors:

  ING VP High Yield Bond Portfolio;
  ING VP Real Estate Portfolio; and
  ING PIMCO Total Return Portfolio.

Policy owners who have policy value allocated to a subaccount that invests in one of these closed funds after April 28, 2008, may leave their policy value in that subaccount but future allocations and transfers into that subaccount will be prohibited. If your most recent premium allocation instructions include a subaccount that corresponds to one of these closed funds, premium received that would have been allocated to the subaccount corresponding to the closed fund will be automatically allocated among the other available subaccounts according to your most recent allocation instructions. If there are no other such subaccounts, you must provide us with alternative instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting our ING Customer Service Center at McCamish Systems, LLC, P.O. Box 724927, Atlanta, GA 30119, 1-866-790-1988. See the “Transfers” section on page 39 of your policy prospectus for information about making fund allocation changes.

Your failure to provide us with alternative allocation instructions before we return your premium payment(s) may result in your policy entering the 61 day grace period and/or your policy lapsing without value. See the “Lapse” section on page 45 of your policy prospectus for more information about how to keep your policy from lapsing. See also the “Reinstatement” section on page 46 of your policy prospectus for more information about how to put your policy back in force if it has lapsed.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your policy, including information about the risks associated with investing in these funds, can be found in the current prospectus and Statement of Additional Information for that fund. You may obtain these documents by contacting us at our:

ING Customer Service Center McCamish systems, LLC P.O. Box 724927 Atlanta, GA 30119 1-866-790-1988

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